UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2023

CLEARBRIDGE

LARGE CAP VALUE FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objectives

The Fund seeks long-term growth of capital as its primary investment objective. Current income is a secondary objective.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge Large Cap Value Fund for the six-month reporting period ended April 30, 2023. Please read on for Fund performance information during the Fund’s reporting period.

Special shareholder notice

Effective December 31, 2023, Deepon Nag will join the Fund’s portfolio management team. It is anticipated that Robert Feitler, Jr. will retire and step down as a member of the Fund’s portfolio management team on or about December 31, 2023. For more information, please see the Fund’s prospectus supplement dated May 1, 2023.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2023

II	ClearBridge Large Cap Value Fund

Performance review

For the six months ended April 30, 2023, Class I shares of ClearBridge Large Cap Value Fund returned 3.79%. The Fund’s unmanaged benchmarks, the Russell 1000 Value Indexi and S&P 500 Indexii, returned 4.54% and 8.63%, respectively, for the same period. The Lipper Large-Cap Value Funds Category Averageiii returned 4.86% over the same time frame.

Performance Snapshot as of April 30, 2023 (unaudited)
(excluding sales charges)	6 months
ClearBridge Large Cap Value Fund:
Class 1[1]	3.79%
Class A	3.74%
Class C	3.28%
Class R	3.38%[2]
Class I	3.79%
Class IS	3.83%
Russell 1000 Value Index	4.54%
S&P 500 Index	8.63%
Lipper Large-Cap Value Funds Category Average	4.86%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2023, the gross total annual fund operating expense ratios for Class 1, Class A, Class C, Class R, Class I and Class IS shares were 0.63%, 0.90%, 1.63%, 1.36%, 0.62% and 0.54%, respectively.

[1]

Class 1 shares of the Fund are closed to all purchases or incoming exchanges. Investors owning Class 1 shares may continue to maintain their then-current Class 1 shares, but are no longer permitted to add to their Class 1 share positions, except through dividend reinvestment.

[2]

Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at October 31, 2022 for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.

ClearBridge Large Cap Value Fund	III

Performance review (cont’d)

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.95% for Class 1 shares, 0.79% for Class A shares, 1.90% for Class C shares, 1.40% for Class R shares, 0.80% for Class I shares and 0.70% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving fees and/or reimbursing expenses, exceed the expense limitation (“expense cap”) for Class A as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2023

RISKS: Investments in common stocks are subject to market and price fluctuations. Large capitalization companies may fall out of favor with investors based on market and economic conditions. Foreign securities are subject to special risks including currency fluctuations and changes in political, social, and economic conditions, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. The Fund may have greater exposure to investments in certain companies, industries, or market sectors, thereby increasing its vulnerability to market volatility. The manager’s investment style may become out of favor and/or the manager’s selection process may prove

IV	ClearBridge Large Cap Value Fund

incorrect, which may have a negative impact on the Fund’s performance. Value stocks may underperform the overall equity market, while the market concentrates on growth stocks. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between the company’s assets and liabilities.) The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 Index represents approximately 93% of the U.S. equity market. The Russell 3000 Index measures the performance of the 3000 largest U.S. companies based on the market capitalization, which represents approximately 98% of the U.S. equity market.

ii	The S&P 500 Index is an unmanaged index of the stocks of 500 leading companies, and is generally representative of the performance of larger companies in the U.S.

iii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2023, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 354 funds in the Fund’s Lipper category, and excluding sales charges, if any.

ClearBridge Large Cap Value Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of April 30, 2023 and October 31, 2022. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

ClearBridge Large Cap Value Fund 2023 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2022 and held for the six months ended April 30, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]							Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]		Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class 1	3.79%		$1,000.00	$1,037.90	0.66%	$3.33	Class 1	5.00%	$1,000.00	$1,021.52	0.66%	$3.31
Class A	3.74		1,000.00	1,037.40	0.79	3.99	Class A	5.00	1,000.00	1,020.88	0.79	3.96
Class C	3.28		1,000.00	1,032.80	1.66	8.37	Class C	5.00	1,000.00	1,016.56	1.66	8.30
Class R	3.38	[4]	1,000.00	1,033.80	1.39	7.01	Class R	5.00	1,000.00	1,017.90	1.39	6.95
Class I	3.79		1,000.00	1,037.90	0.65	3.28	Class I	5.00	1,000.00	1,021.57	0.65	3.26
Class IS	3.83		1,000.00	1,038.30	0.60	3.03	Class IS	5.00	1,000.00	1,021.82	0.60	3.01

2	ClearBridge Large Cap Value Fund 2023 Semi-Annual Report

[1]	For the six months ended April 30, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

[4]

Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at October 31, 2022 for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.

ClearBridge Large Cap Value Fund 2023 Semi-Annual Report	3

Schedule of investments (unaudited)

April 30, 2023

ClearBridge Large Cap Value Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Common Stocks — 98.0%
Communication Services — 8.3%
Interactive Media & Services — 4.2%
Alphabet Inc., Class A Shares	307,460	$33,002,756	*
Meta Platforms Inc., Class A Shares	365,737	87,893,916	*
Total Interactive Media & Services		120,896,672
Media — 4.1%
Charter Communications Inc., Class A Shares	150,858	55,621,345	*
Comcast Corp., Class A Shares	1,190,096	49,234,272
DISH Network Corp., Class A Shares	1,996,236	14,991,732	*
Total Media		119,847,349
Total Communication Services		240,744,021
Consumer Discretionary — 1.6%
Specialty Retail — 1.6%
Home Depot Inc.	158,572	47,657,229
Consumer Staples — 3.3%
Beverages — 1.6%
PepsiCo Inc.	250,940	47,901,936
Personal Care Products — 1.7%
Haleon PLC, ADR	5,420,600	48,080,722
Total Consumer Staples		95,982,658
Energy — 9.7%
Oil, Gas & Consumable Fuels — 9.7%
Chevron Corp.	468,338	78,952,420
ConocoPhillips	1,184,979	121,922,489
Enterprise Products Partners LP	3,042,137	80,038,625
Total Energy		280,913,534
Financials — 22.8%
Banks — 8.2%
Bank of America Corp.	3,183,946	93,225,939
JPMorgan Chase & Co.	805,049	111,289,974
US Bancorp	958,762	32,866,361
Total Banks		237,382,274
Capital Markets — 2.8%
Bank of New York Mellon Corp.	756,685	32,227,214
Charles Schwab Corp.	945,905	49,414,077
Total Capital Markets		81,641,291
Consumer Finance — 3.1%
American Express Co.	546,110	88,109,387

See Notes to Financial Statements.

4	ClearBridge Large Cap Value Fund 2023 Semi-Annual Report

ClearBridge Large Cap Value Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Financial Services — 3.7%
Berkshire Hathaway Inc., Class B Shares	165,792	$54,470,962	*
Visa Inc., Class A Shares	221,839	51,628,590
Total Financial Services		106,099,552
Insurance — 5.0%
Marsh & McLennan Cos. Inc.	275,626	49,665,049
Progressive Corp.	375,800	51,259,120
Travelers Cos. Inc.	241,356	43,719,226
Total Insurance		144,643,395
Total Financials		657,875,899
Health Care — 12.8%
Biotechnology — 1.2%
Amgen Inc.	145,283	34,830,146
Health Care Equipment & Supplies — 2.1%
Becton Dickinson & Co.	230,815	61,006,713
Health Care Providers & Services — 6.3%
Elevance Health Inc.	149,142	69,895,398
McKesson Corp.	79,993	29,136,651
UnitedHealth Group Inc.	167,259	82,306,481
Total Health Care Providers & Services		181,338,530
Pharmaceuticals — 3.2%
Johnson & Johnson	329,045	53,864,667
Merck & Co. Inc.	327,986	37,872,543
Total Pharmaceuticals		91,737,210
Total Health Care		368,912,599
Industrials — 13.8%
Aerospace & Defense — 5.1%
Northrop Grumman Corp.	119,075	54,925,725
Raytheon Technologies Corp.	927,054	92,612,695
Total Aerospace & Defense		147,538,420
Air Freight & Logistics — 1.9%
United Parcel Service Inc., Class B Shares	314,655	56,578,116
Electrical Equipment — 1.1%
Vertiv Holdings Co.	2,066,797	30,836,611
Machinery — 5.7%
Deere & Co.	211,939	80,117,181
Illinois Tool Works Inc.	196,609	47,567,581
Otis Worldwide Corp.	425,648	36,307,775
Total Machinery		163,992,537
Total Industrials		398,945,684

See Notes to Financial Statements.

ClearBridge Large Cap Value Fund 2023 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2023

ClearBridge Large Cap Value Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Information Technology — 12.7%
Communications Equipment — 3.9%
Cisco Systems Inc.	605,731	$28,620,790
Motorola Solutions Inc.	291,625	84,979,525
Total Communications Equipment		113,600,315
Electronic Equipment, Instruments & Components — 2.8%
TE Connectivity Ltd.	657,092	80,408,348
Semiconductors & Semiconductor Equipment — 3.4%
Intel Corp.	1,963,831	60,996,591
Lam Research Corp.	74,079	38,823,322
Total Semiconductors & Semiconductor Equipment		99,819,913
Software — 2.6%
Microsoft Corp.	108,237	33,256,901
Oracle Corp.	435,927	41,291,005
Total Software		74,547,906
Total Information Technology		368,376,482
Materials — 5.2%
Chemicals — 3.9%
Air Products & Chemicals Inc.	225,127	66,268,384
PPG Industries Inc.	340,862	47,809,304
Total Chemicals		114,077,688
Construction Materials — 1.3%
Martin Marietta Materials Inc.	100,774	36,601,117
Total Materials		150,678,805
Real Estate — 1.6%
Specialized REITs — 1.6%
American Tower Corp.	219,489	44,861,357
Utilities — 6.2%
Electric Utilities — 2.0%
Edison International	776,443	57,146,205
Multi-Utilities — 4.2%
Sempra Energy	778,561	121,058,450
Total Utilities		178,204,655
Total Investments before Short-Term Investments (Cost — $1,866,490,272)		2,833,152,923

See Notes to Financial Statements.

6	ClearBridge Large Cap Value Fund 2023 Semi-Annual Report

ClearBridge Large Cap Value Fund

(Percentages shown based on Fund net assets)

Security	Rate	Shares	Value
Short-Term Investments — 2.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.433%	42,564,124	$42,564,124	(a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.717%	18,241,767	18,241,767	(a)(b)
Total Short-Term Investments (Cost — $60,805,891)			60,805,891
Total Investments — 100.1% (Cost — $1,927,296,163)			2,893,958,814
Liabilities in Excess of Other Assets — (0.1)%			(3,811,248)
Total Net Assets — 100.0%			$2,890,147,566

*	Non-income producing security.

(a)	Rate shown is one-day yield as of the end of the reporting period.

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2023, the total market value of investments in Affiliated Companies was $18,241,767 and the cost was $18,241,767 (Note 8).

Abbreviation(s) used in this schedule:

ADR — American Depositary Receipts

See Notes to Financial Statements.

ClearBridge Large Cap Value Fund 2023 Semi-Annual Report	7

Statement of assets and liabilities (unaudited)

April 30, 2023

Assets:
Investments in unaffiliated securities, at value (Cost — $1,909,054,396)	$2,875,717,047
Investments in affiliated securities, at value (Cost — $18,241,767)	18,241,767
Dividends receivable from unaffiliated investments	4,523,412
Receivable for Fund shares sold	1,402,019
Dividends receivable from affiliated investments	86,679
Prepaid expenses	37,390
Total Assets	2,900,008,314

Liabilities:
Payable for Fund shares repurchased	7,313,965
Investment management fee payable	1,178,268
Transfer agent fees payable	1,098,562
Service and/or distribution fees payable	199,284
Trustees’ fees payable	13,704
Accrued expenses	56,965
Total Liabilities	9,860,748
Total Net Assets	$2,890,147,566

Net Assets:
Par value (Note 7)	$780
Paid-in capital in excess of par value	1,905,985,020
Total distributable earnings (loss)	984,161,766
Total Net Assets	$2,890,147,566

See Notes to Financial Statements.

8	ClearBridge Large Cap Value Fund 2023 Semi-Annual Report

Net Assets:
Class 1	$171,463,487
Class A	$911,654,520
Class C	$16,001,799
Class R	$770,889
Class I	$1,241,004,463
Class IS	$549,252,408

Shares Outstanding:
Class 1	4,620,039
Class A	24,554,053
Class C	447,101
Class R	20,749
Class I	33,511,420
Class IS	14,826,824

Net Asset Value:
Class 1 (and redemption price)	$37.11
Class A (and redemption price)	$37.13
Class C*	$35.79
Class R (and redemption price)	$37.15
Class I (and redemption price)	$37.03
Class IS (and redemption price)	$37.04
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$39.29

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

ClearBridge Large Cap Value Fund 2023 Semi-Annual Report	9

Statement of operations (unaudited)

For the Six Months Ended April 30, 2023

Investment Income:
Dividends from unaffiliated investments	$ 29,841,523
Dividends from affiliated investments	434,041
Total Investment Income	30,275,564

Expenses:
Investment management fee (Note 2)	7,016,602
Performance adjustment (Note 2)	613,664
Transfer agent fees (Note 5)	1,284,774
Service and/or distribution fees (Notes 2 and 5)	1,191,431
Trustees’ fees	107,492
Registration fees	85,262
Fund accounting fees	46,699
Legal fees	43,243
Audit and tax fees	16,216
Shareholder reports	14,860
Commitment fees (Note 9)	12,183
Insurance	8,622
Custody fees	6,835
Miscellaneous expenses	9,071
Total Expenses	10,456,954
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(579,709)
Net Expenses	9,877,245
Net Investment Income	20,398,319

Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain From Unaffiliated Investment Transactions	22,630,936
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	64,012,362
Net Gain on Investments	86,643,298
Increase in Net Assets From Operations	$107,041,617

See Notes to Financial Statements.

10	ClearBridge Large Cap Value Fund 2023 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended April 30, 2023 (unaudited) and the Year Ended October 31, 2022	2023	2022

Operations:
Net investment income	$20,398,319	$34,830,042
Net realized gain (loss)	22,630,936	(97,986)
Change in net unrealized appreciation (depreciation)	64,012,362	(202,848,291)
Increase (Decrease) in Net Assets From Operations	107,041,617	(168,116,235)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(24,306,025)	(155,190,945)
Decrease in Net Assets From Distributions to Shareholders	(24,306,025)	(155,190,945)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	220,554,874	750,041,162
Reinvestment of distributions	22,476,242	139,456,514
Cost of shares repurchased	(252,200,102)	(742,516,431)
Increase (Decrease) in Net Assets From Fund Share Transactions	(9,168,986)	146,981,245
Increase (Decrease) in Net Assets	73,566,606	(176,325,935)

Net Assets:
Beginning of period	2,816,580,960	2,992,906,895
End of period	$2,890,147,566	$2,816,580,960

See Notes to Financial Statements.

ClearBridge Large Cap Value Fund 2023 Semi-Annual Report	11

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class 1 Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$36.07	$40.60	$30.56	$33.67	$32.20	$32.36

Income (loss) from operations:
Net investment income	0.27	0.47	0.43	0.51	0.57	0.51
Net realized and unrealized gain (loss)	1.09	(2.92)	12.15	(1.46)	3.23	0.29
Total income (loss) from operations	1.36	(2.45)	12.58	(0.95)	3.80	0.80

Less distributions from:
Net investment income	(0.26)	(0.49)	(0.38)	(0.54)	(0.55)	(0.51)
Net realized gains	(0.06)	(1.59)	(2.16)	(1.62)	(1.78)	(0.45)
Total distributions	(0.32)	(2.08)	(2.54)	(2.16)	(2.33)	(0.96)

Net asset value, end of period	$37.11	$36.07	$40.60	$30.56	$33.67	$32.20
Total return[3]	3.79%	(6.18)%	43.15%	(3.20)%	12.69%	2.40%

Net assets, end of period (millions)	$171	$172	$199	$153	$174	$171

Ratios to average net assets:
Gross expenses	0.66%[4]	0.62%	0.61%	0.61%	0.64%	0.60%
Net expenses[5]	0.66 [4,6]	0.62 [6]	0.61 [6]	0.61 [6]	0.64	0.60
Net investment income	1.45 [4]	1.25	1.15	1.62	1.78	1.56

Portfolio turnover rate	8%	17%	22%	23%	14%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective June 24, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class 1 shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

12	ClearBridge Large Cap Value Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$36.08	$40.61	$30.57	$33.68	$32.21	$32.36

Income (loss) from operations:
Net investment income	0.24	0.40	0.35	0.44	0.49	0.44
Net realized and unrealized gain (loss)	1.11	(2.92)	12.17	(1.46)	3.24	0.30
Total income (loss) from operations	1.35	(2.52)	12.52	(1.02)	3.73	0.74

Less distributions from:
Net investment income	(0.24)	(0.42)	(0.32)	(0.47)	(0.48)	(0.44)
Net realized gains	(0.06)	(1.59)	(2.16)	(1.62)	(1.78)	(0.45)
Total distributions	(0.30)	(2.01)	(2.48)	(2.09)	(2.26)	(0.89)

Net asset value, end of period	$37.13	$36.08	$40.61	$30.57	$33.68	$32.21
Total return[3]	3.74%	(6.35)%	42.83%	(3.39)%	12.44%	2.17%

Net assets, end of period (millions)	$912	$850	$851	$421	$473	$389

Ratios to average net assets:
Gross expenses	0.92%[4]	0.89%	0.86%	0.82%	0.87%	0.81%
Net expenses[5,6]	0.79 [4]	0.79	0.81	0.82	0.87	0.81
Net investment income	1.33 [4]	1.09	0.94	1.41	1.53	1.34

Portfolio turnover rate	8%	17%	22%	23%	14%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2023 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, effective May 21, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.79%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 21, 2021, the expense limitation was 1.15%.

See Notes to Financial Statements.

ClearBridge Large Cap Value Fund 2023 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$34.79	$39.22	$29.61	$32.67	$31.27	$31.43

Income (loss) from operations:
Net investment income	0.08	0.09	0.06	0.20	0.30	0.20
Net realized and unrealized gain (loss)	1.07	(2.81)	11.76	(1.40)	3.10	0.29
Total income (loss) from operations	1.15	(2.72)	11.82	(1.20)	3.40	0.49

Less distributions from:
Net investment income	(0.09)	(0.12)	(0.05)	(0.24)	(0.22)	(0.20)
Net realized gains	(0.06)	(1.59)	(2.16)	(1.62)	(1.78)	(0.45)
Total distributions	(0.15)	(1.71)	(2.21)	(1.86)	(2.00)	(0.65)

Net asset value, end of period	$35.79	$34.79	$39.22	$29.61	$32.67	$31.27
Total return[3]	3.28%	(7.10)%	41.70%	(4.10)%	11.64%	1.45%

Net assets, end of period (000s)	$16,002	$14,789	$17,806	$16,156	$20,655	$89,521

Ratios to average net assets:
Gross expenses	1.66%[4]	1.62%	1.59%	1.57%	1.57%	1.54%
Net expenses[5,6]	1.66 [4]	1.62	1.59	1.57	1.57	1.54
Net investment income	0.46 [4]	0.25	0.18	0.67	0.99	0.61

Portfolio turnover rate	8%	17%	22%	23%	14%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2023 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

See Notes to Financial Statements.

14	ClearBridge Large Cap Value Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class R Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$36.11	$40.66	$30.63	$33.72	$32.26	$32.37

Income (loss) from operations:
Net investment income	0.12	0.20	0.16	0.33	0.35	0.32
Net realized and unrealized gain (loss)	1.12	(2.92)	12.19	(1.47)	3.24	0.26
Total income (loss) from operations	1.24	(2.72)	12.35	(1.14)	3.59	0.58

Less distributions from:
Net investment income	(0.14)	(0.24)	(0.16)	(0.33)	(0.35)	(0.24)
Net realized gains	(0.06)	(1.59)	(2.16)	(1.62)	(1.78)	(0.45)
Total distributions	(0.20)	(1.83)	(2.32)	(1.95)	(2.13)	(0.69)

Net asset value, end of period	$37.15	$36.11	$40.66	$30.63	$33.72	$32.26
Total return[3]	3.43%	(6.86)%	42.13%	(3.77)%	11.93%	1.71%

Net assets, end of period (000s)	$771	$459	$392	$193	$325	$255

Ratios to average net assets:
Gross expenses	1.39%[4]	1.35%	1.32%	1.22%	1.31%	1.19%
Net expenses[5]	1.39 [4,6]	1.35 [6]	1.32	1.22 [6]	1.31	1.19
Net investment income	0.68 [4]	0.55	0.42	1.04	1.10	0.98

Portfolio turnover rate	8%	17%	22%	23%	14%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

ClearBridge Large Cap Value Fund 2023 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$35.98	$40.52	$30.50	$33.62	$32.15	$32.31

Income (loss) from operations:
Net investment income	0.27	0.47	0.44	0.53	0.59	0.54
Net realized and unrealized gain (loss)	1.10	(2.92)	12.14	(1.47)	3.23	0.28
Total income (loss) from operations	1.37	(2.45)	12.58	(0.94)	3.82	0.82

Less distributions from:
Net investment income	(0.26)	(0.50)	(0.40)	(0.56)	(0.57)	(0.53)
Net realized gains	(0.06)	(1.59)	(2.16)	(1.62)	(1.78)	(0.45)
Total distributions	(0.32)	(2.09)	(2.56)	(2.18)	(2.35)	(0.98)

Net asset value, end of period	$37.03	$35.98	$40.52	$30.50	$33.62	$32.15
Total return[3]	3.79%	(6.17)%	43.20%	(3.13)%	12.78%	2.45%

Net assets, end of period (millions)	$1,241	$1,233	$1,466	$681	$776	$760

Ratios to average net assets:
Gross expenses	0.65%[4]	0.61%	0.56%	0.53%	0.59%	0.52%
Net expenses[5]	0.65 [4,6]	0.61 [6]	0.56 [6]	0.53 [6]	0.59	0.52
Net investment income	1.47 [4]	1.26	1.18	1.70	1.84	1.64

Portfolio turnover rate	8%	17%	22%	23%	14%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

16	ClearBridge Large Cap Value Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$36.00	$40.54	$30.52	$33.63	$32.16	$32.32

Income (loss) from operations:
Net investment income	0.28	0.50	0.44	0.55	0.56	0.56
Net realized and unrealized gain (loss)	1.09	(2.92)	12.16	(1.47)	3.28	0.28
Total income (loss) from operations	1.37	(2.42)	12.60	(0.92)	3.84	0.84

Less distributions from:
Net investment income	(0.27)	(0.53)	(0.42)	(0.57)	(0.59)	(0.55)
Net realized gains	(0.06)	(1.59)	(2.16)	(1.62)	(1.78)	(0.45)
Total distributions	(0.33)	(2.12)	(2.58)	(2.19)	(2.37)	(1.00)

Net asset value, end of period	$37.04	$36.00	$40.54	$30.52	$33.63	$32.16
Total return[3]	3.83%	(6.12)%	43.29%	(3.08)%	12.85%	2.51%

Net assets, end of period (000s)	$549,252	$545,828	$458,103	$32,764	$36,375	$5,549

Ratios to average net assets:
Gross expenses	0.60%[4]	0.53%	0.52%	0.48%	0.54%	0.47%
Net expenses[5]	0.60 [4,6]	0.53 [6]	0.52 [6]	0.48 [6]	0.54	0.47
Net investment income	1.51 [4]	1.36	1.15	1.75	1.74	1.68

Portfolio turnover rate	8%	17%	22%	23%	14%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.70%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

ClearBridge Large Cap Value Fund 2023 Semi-Annual Report	17

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily

18	ClearBridge Large Cap Value Fund 2023 Semi-Annual Report

valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Large Cap Value Fund 2023 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,833,152,923	—	—	$2,833,152,923
Short-Term Investments†	60,805,891	—	—	60,805,891
Total Investments	$2,893,958,814	—	—	$2,893,958,814

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest

20	ClearBridge Large Cap Value Fund 2023 Semi-Annual Report

income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(e) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

ClearBridge Large Cap Value Fund 2023 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, ClearBridge and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays a base investment management fee subject to an increase or decrease depending on the extent, if any, to which the investment performance of the Fund exceeds or is exceeded by the investment record of the S&P 500 Index. The base fee is paid quarterly based on the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $350 million	0.650%
Next $150 million	0.550
Next $250 million	0.525
Next $250 million	0.500
Over $1 billion	0.450

At the end of each calendar quarter, for each percentage point of difference between the investment performance of the class of shares of the Fund which has the lowest performance for the period and the S&P 500 Index over the last 12-month period, this base fee is adjusted upward or downward by the product of (i) 1/4 of 0.01% multiplied by (ii) the average daily net assets of the Fund for the 12-month period. If the amount by which the Fund outperforms or underperforms the S&P 500 Index is not a whole percentage point, a pro rata adjustment will be made. However, there will be no performance adjustment unless the investment performance of the Fund exceeds or is exceeded by the investment record of the S&P 500 Index by at least one percentage point. The maximum quarterly adjustment is 0.025%, which would occur if the Fund’s performance exceeds or is exceeded by the S&P 500 Index by ten or more percentage points. During the six months ended April 30, 2023, there were performance adjustments which increased the base management fee as the Fund’s performance varied from that of the S&P 500 Index by at least one percentage point.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays ClearBridge a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, LMPFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

22	ClearBridge Large Cap Value Fund 2023 Semi-Annual Report

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class 1, Class A, Class C, Class R, Class I and Class IS shares did not exceed 0.95%, 0.79%, 1.90%, 1.40%, 0.80% and 0.70%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended April 30, 2023, fees waived and/or expenses reimbursed amounted to $579,709, which included an affiliated money market fund waiver of $8,056.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2023, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$61,982
CDSCs	803

ClearBridge Large Cap Value Fund 2023 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$214,108,786
Sales	235,817,296

At April 30, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$1,927,296,163	$1,036,530,963	$(69,868,312)	$966,662,651

4. Derivative instruments and hedging activities

During the six months ended April 30, 2023, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended April 30, 2023, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class 1	—	$90,906
Class A	$1,110,003	493,405
Class C	79,866	7,854
Class R	1,562	1,059
Class I	—	572,840
Class IS	—	118,710
Total	$1,191,431	$1,284,774

24	ClearBridge Large Cap Value Fund 2023 Semi-Annual Report

For the six months ended April 30, 2023, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class 1	$482
Class A	574,164
Class C	46
Class R	2
Class I	3,475
Class IS	1,540
Total	$579,709

6. Distributions to shareholders by class

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
Net Investment Income:
Class 1	$1,241,225	$2,357,367
Class A	5,776,922	9,437,884
Class C	40,904	51,826
Class R	2,347	2,806
Class I	8,831,005	18,104,159
Class IS	4,107,765	6,735,414
Total	$20,000,168	$36,689,456

Net Realized Gains:
Class 1	$260,403	$7,704,304
Class A	1,324,468	33,285,052
Class C	24,314	673,180
Class R	706	15,191
Class I	1,868,661	58,631,120
Class IS	827,305	18,192,642
Total	$4,305,857	$118,501,489

7. Shares of beneficial interest

At April 30, 2023, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

ClearBridge Large Cap Value Fund 2023 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	—	—	—
Shares issued on reinvestment	41,509	$1,501,656	268,540	$10,061,322
Shares repurchased	(201,795)	(7,425,724)	(397,831)	(14,890,366)
Net decrease	(160,286)	$(5,924,068)	(129,291)	$(4,829,044)

Class A
Shares sold	2,178,815	$80,232,892	3,978,402	$145,952,375
Shares issued on reinvestment	189,770	6,869,430	1,098,250	41,142,167
Shares repurchased	(1,375,290)	(50,602,209)	(2,481,308)	(91,539,259)
Net increase	993,295	$36,500,113	2,595,344	$95,555,283

Class C
Shares sold	95,476	$3,386,748	130,769	$4,669,297
Shares issued on reinvestment	1,743	60,756	18,706	684,227
Shares repurchased	(75,178)	(2,678,168)	(178,404)	(6,533,032)
Net increase (decrease)	22,041	$769,336	(28,929)	$(1,179,508)

Class R
Shares sold	8,238	$302,803	5,524	$202,690
Shares issued on reinvestment	84	3,053	477	17,997
Shares repurchased	(273)	(9,937)	(2,930)	(106,879)
Net increase	8,049	$295,919	3,071	$113,808

Class I
Shares sold	2,441,117	$89,566,617	7,278,396	$270,411,916
Shares issued on reinvestment	258,397	9,329,565	1,705,255	63,805,784
Shares repurchased	(3,453,852)	(127,061,149)	(10,893,364)	(401,960,735)
Net decrease	(754,338)	$(28,164,967)	(1,909,713)	$(67,743,035)

Class IS
Shares sold	1,283,676	$47,065,814	9,442,266	$328,804,884
Shares issued on reinvestment	130,485	4,711,782	638,377	23,745,017
Shares repurchased	(1,748,555)	(64,422,915)	(6,219,151)	(227,486,160)
Net increase (decrease)	(334,394)	$(12,645,319)	3,861,492	$125,063,741

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

26	ClearBridge Large Cap Value Fund 2023 Semi-Annual Report

all or some portion of the six months ended April 30, 2023. The following transactions were effected in such company for the six months ended April 30, 2023.

	Affiliate Value at October 31, 2022	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$12,747,181	$67,709,578	67,709,578	$62,214,992	62,214,992

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2023
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$434,041	—	$18,241,767

9. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 2, 2024.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended April 30, 2023.

10. Recent accounting pronouncement

In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and

ClearBridge Large Cap Value Fund 2023 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.

28	ClearBridge Large Cap Value Fund 2023 Semi-Annual Report

ClearBridge

Large Cap Value Fund

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten

Chair

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

Robin J. W. Masters

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Investments, LLC

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor

Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered

public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

ClearBridge Large Cap Value Fund

The Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.

ClearBridge Large Cap Value Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge Large Cap Value Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FDXX011197 06/23 SR23-4663

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 21, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 21, 2023